497(c)
                                                                        33-47949

MOMENTUM(SM)
Retirement Planning from Equitable Life


PROSPECTUS DATED MAY 1, 2002

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------

WHAT IS MOMENTUM(SM)?

MOMENTUM(SM) is a group deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUM(SM) program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan and a trust available to certain governmental employers with 401(a) plans relating to Section 414(d) ("Governmental Trust").

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option ("investment options"). The contract investment options that the contract owner has chosen corresponds to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond*              o EQ/Alliance Quality Bond
o EQ/Alliance Intermediate Government     o EQ/High Yield(1)
  Securities                              o EQ/J.P. Morgan Core Bond
o EQ/Alliance Money Market
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care*            o EQ/Calvert Socially Responsible*
o AXA Premier VIP Large Cap Core          o EQ/Capital Guardian Research
  Equity*                                 o EQ/Capital Guardian U.S. Equity(3)
o AXA Premier VIP Large Cap Growth*       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value*        o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap           o EQ/FI Mid Cap
  Growth*                                 o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Value*    o EQ/Janus Large Cap Growth
o AXA Premier VIP Technology*             o EQ/Lazard Small Cap Value
o EQ/Aggressive Stock                     o EQ/Marsico Focus*
o EQ/Alliance Common Stock                o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income           o EQ/MFS Emerging Growth Companies
o EQ/Alliance Premier Growth              o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth(3)         o EQ/MFS Research
o EQ/Alliance Technology                  o EQ/Putnam Growth & Income Value
o EQ/AXP New Dimensions(3)                o EQ/Putnam Voyager(2)
o EQ/AXP Strategy Aggressive(3)           o EQ/Small Company Index
o EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity*   o EQ/Emerging Markets Equity
o EQ/Alliance Global                      o EQ/International Equity Index
o EQ/Alliance International               o EQ/Putnam International Equity
o EQ/Capital Guardian International
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors            o EQ/Balanced
--------------------------------------------------------------------------------

*   Subject to state availability.

(1) Formerly named "EQ/Alliance High Yield."

(2) Formerly named "EQ/Putnam Investors Growth."

(3) Subject to shareholder approval, we anticipate that the EQ/AXP New Dimensions Portfolio and the EQ/AXP Strategy Aggressive Portfolio will be merged into the EQ/Capital Guardian U.S. Equity Portfolio and the EQ/Alliance Small Cap Growth Portfolio, respectively, on or about July 12, 2002.

As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in either Class IA/A or IB/B shares of a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2002, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00295

Contents of this prospectus
--------------------------------------------------------------------

MOMENTUM(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
MOMENTUM(SM) contract at a glance -- key features                            8

--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------
Examples                                                                    13
Condensed financial information                                             14



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           15
--------------------------------------------------------------------------------
How contributions can be made                                               15
What are your investment options under the contract?                        15
Selecting investment options (employers and plan trustees only)             19
Allocating your contributions                                               19



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        20
--------------------------------------------------------------------------------
Your retirement account value                                               20
Your contract's value in the variable investment options                    20
Your contract's value in the guaranteed interest option                     20



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         21
--------------------------------------------------------------------------------
Transferring your retirement account value                                  21
Disruptive transfer activity                                                21
Automatic transfer options                                                  22
Investment simplifier                                                       22
Asset rebalancing for participant retirement account values                 22


----------------------
When we use the words "we," "our" and "us" we mean Equitable Life.

Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the MOMENTUM(SM) contract. This individual is also referred to as the "participant."

2  Contents of this prospectus

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4. ACCESSING YOUR MONEY                                                     23
--------------------------------------------------------------------------------
Withdrawals and termination                                                 23
Installment payments (Systematic withdrawals)                               23
Forfeitures                                                                 23
Plan loans                                                                  23
When to expect payments                                                     24
Your annuity payout options                                                 24
Minimum distributions (Automatic minimum withdrawal
     option) -- over age 70-1/2                                              25


--------------------------------------------------------------------------------
5. THE MOMENTUM(SM) PROGRAM                                                 27
--------------------------------------------------------------------------------
Master Plan and Trust                                                       27
Pooled Trust                                                                27
Governmental Trust                                                          27
Trustee                                                                     27
Employer's responsibilities                                                 28
Adopting the MOMENTUM(SM) program                                           28



--------------------------------------------------------------------------------
6. PLAN RECORDKEEPING SERVICES                                              29
--------------------------------------------------------------------------------
Basic recordkeeping option                                                  29
Full-service recordkeeping option                                           29


--------------------------------------------------------------------------------
7. CHARGES AND EXPENSES                                                     30
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         30
Charges under the contract                                                  30
Charges that the Trusts deduct                                              32
Charge reductions under special circumstances                               32


--------------------------------------------------------------------------------
8. PAYMENT OF DEATH BENEFIT                                                 33
--------------------------------------------------------------------------------
Death benefit amount                                                        33
Distribution of the death benefit                                           33
Beneficiary's payment options                                               33

--------------------------------------------------------------------------------
9. TAX INFORMATION                                                          34
--------------------------------------------------------------------------------
Overview                                                                    34
Buying a contract to fund a retirement arrangement                          34
Tax aspects of contributions to a plan                                      34
Tax aspects of distributions from a plan                                    35
Certain rules applicable to plan loans                                      37
Impact of taxes to Equitable Life                                           38
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           38


--------------------------------------------------------------------------------
10. MORE INFORMATION                                                        39
--------------------------------------------------------------------------------
About Separate Account A                                                    39
About the Trusts                                                            39
About the general account                                                   39
Dates and prices at which contract events occur                             39
About your voting rights                                                    40
About legal proceedings                                                     41
Financial statements                                                        41
Distribution of the contracts                                               41


--------------------------------------------------------------------------------
11. INVESTMENT PERFORMANCE                                                  42
--------------------------------------------------------------------------------
Communicating performance data                                              45

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Original certificates                                                 A-1

II -- Condensed financial information                                      B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.




                                      Page
   active loan                          30
   annuitant                            24
   annuity payout option                24
   beneficiary                          32
   business day                         39
   contract values                      20
   contributions                        15
   default option                       15
   disruptive transfer activity         21
   DOL                                  26
   elective deferrals                   34
   EQAccess                              6
   EQSponsor                             6
   ERISA                                26
   fixed-dollar option                  22
   Governmental Trust                   26
   guaranteed interest option        cover
   interest sweep option                22


                                      Page
   investment options                cover
   IRA                                  35
   IRS                                  25
   market timing                        21
   Master Plan and Trust                26
   participant                           2
   participation date                    9
   participation year                    9
   Pooled Trust                         26
   portfolio                         cover
   processing office                     6
   retirement account value             20
   SAI                               cover
   takeover loans                       23
   TOPS                                  6
   Trusts                            cover
   unit                                 20
   unit investment trust   38
   variable investment options       cover

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental materials
--------------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account
--------------------------------------------------------------------------------

We also have contracts that we refer to as "original contracts/certificates." These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this Prospectus, which will be referenced throughout this prospectus when it applies.


4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
MOMENTUM(SM)
P.O. Box 13629
Newark, NJ 07188-0629


--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Bank One, NA
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM(SM) 13629



--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY REGULAR MAIL AND DATA TRANSMITTED VIA
 AUTOMATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
--------------------------------------------------------------------------------
Equitable Life
MOMENTUM(SM)
P.O. Box 13094
Newark, NJ 07188



--------------------------------------------------------------------------------
 FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN PAYMENTS)
 SENT BY EXPRESS MAIL AND DATA TRANSMITTED VIA
 AUTOMATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
--------------------------------------------------------------------------------
Bank One, NA
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM(SM) 13094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS OR WITHDRAWALS) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
MOMENTUM(SM)
P.O. Box 2919
New York, NY 10116


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS OR WITHDRAWALS) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
MOMENTUM(SM)
200 Plaza Drive
Harmon Meadow
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the close of each plan year quarter.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"),
 EQACCESS AND EQSPONSOR SYSTEMS
--------------------------------------------------------------------------------

TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. EQAccess, our participant service site, is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o current allocation percentages;

o the number of units in the variable investment options attributable to participant retirement account values; and

o the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among investment options; and

o request changes of the EQAccess password (not available through TOPS).

EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o current contract value;

o current participant allocation percentages, loan information, account values, and investment options;

o the total number of units in the variable investment options; and

o the daily unit values for the contract variable investment options.

The following features are also available online (please see the EQSponsor website for more detailed information):

o Forms download;

o Contribution upload/download;

o Address changes, and;

o Enrollment.

6  Who is Equitable Life?

TOPS, EQAccess, and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.

To use TOPS call toll-free, 1-800-821-7777. To use EQAccess or EQSponsor, visit our Website at http://www.equitable.com and click on EQAccess or EQSponsor, as applicable. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or the Internet requests and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number 1-800-528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m. Eastern Time.

You may obtain daily unit values for the variable investment options and other information regarding MOMENTUM(SM) and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM(SM) contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays (800-528-0204) by SPRINT personnel, who will communicate our reply back to them via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1) address changes;

(2) change of investments and allocations;

(3) transfers among investment options;

(4) election of the Investment simplifier automatic transfer options;

(5) asset (retirement account value) rebalancing;

(6) loan application;

(7) withdrawal requests; and

(8) contract termination.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) Investment simplifier:
    - interest sweep option;
    - fixed-dollar option;

(2)  Asset (retirement account value) rebalancing;

(3) The date annuity payments are to begin; and

(4) Systematic Withdrawal Option.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.


                                                       Who is Equitable Life?  7

MOMENTUM(SM) contract at a glance -- key features

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL           MOMENTUM(SM) variable investment options invest in different portfolios managed by professional investment
INVESTMENT             advisers.
MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST    o Principal and interest guarantees
OPTION
                       o Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES         o On earnings inside the    No tax on any dividends, interest or capital gains until you make withdrawals
                         contract                  from your contract or receive annuity payments

                       o On transfers inside the   No tax on transfers among investment options
                         contract
                       -------------------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund an employer retirement plan qualified under Section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement.
                       (For more information, see "Tax information," later in this Prospectus for your specific type of retirement arrangement.)
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   o Partial withdrawals

                       o Automatic minimum withdrawals

                       o Plan loans

                       o Full withdrawal
                       -------------------------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge for certain withdrawals. You may also incur income tax and a penalty tax.
                       -------------------------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS         o Fixed annuity payout options

                       o Variable annuity payout options
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Automatic transfer options

                       o Fixed-dollar option

                       o Interest sweep option

                       o Retirement account value rebalancing

                       o No charge on transfers among investment options

                       o Waiver of withdrawal charge upon certain circumstances

                       o  Minimum death benefit
------------------------------------------------------------------------------------------------------------------------------------
SERVICES WE PROVIDE    o Two plan recordkeeping options

                       o Educational materials and seminars to assist retirement planning needs of plan participants
------------------------------------------------------------------------------------------------------------------------------------

8 MOMENTUM(SM) contract at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES   o We deduct a daily charge at a maximum effective annual rate of 1.49% for the EQ/Balanced, Alliance
                     Common Stock and Alliance Money Market options and 1.34% of the assets invested in all other variable investment options. Also, for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, and Alliance
                     Money Market options, the combined option and portfolio expenses may not exceed an annual rate of 1.75%.

                   o Administrative charge: Generally $30 annually per participant.

                   o Plan loan charges: $25 set-up fee deducted on a per plan participant basis; $6 quarterly recordkeeping fee while a loan is active deducted on a per plan participant basis.

                   o Plan recordkeeping services (billed to employer): $300 annually for basic recordkeeping option; Additional fee for full-service recordkeeping option.

                   o Withdrawal charge: 6% of withdrawals that exceed the free withdrawal amount or the amount withdrawn attributable to contributions that were made by a participant in the current and five prior participation years, whichever is less. There is no charge in any participation withdrawn does not exceed 10% of a participant's retirement account value plus any active loan at the time of your withdrawal request, minus prior withdrawals in that participation year. This is the free withdrawal amount. There are many circumstances under which the withdrawal charge will not apply. They are discussed under "Charges and expenses" later in this
                     Prospectus.
                   -----------------------------------------------------------------------------------------------------------------
                   The 12-month period beginning on a participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive an individual's properly completed and signed enrollment form and any other required documents at our processing office or the date we receive their initial contribution, if earlier. For participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate
                   Trusteed contract, the participation date is the same participation date as in the EQUI-VEST(R) Corporate
                   Trusteed certificate relating to that participant. If more than one EQUI-VEST(R) Corporate Trusteed certificate is in force with respect to a participant, then the participation date will be the earliest participation date.
                   -----------------------------------------------------------------------------------------------------------------
                   o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.

                   o We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option.

                   o Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from a maximum of 0.25% to
                     1.20% annually, other expenses, and for Class IB shares 12b-1 fees of 0.25% annually.

                   o No sales charge deducted when contributions are made.
------------------------------------------------------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM(SM) contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us, to discuss any questions.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the Momentum(SM) contract offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other Equitable Life annuity contracts.

                            MOMENTUM(SM) contract at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------

The fee table below will help you understand the various charges and expenses you will bear under the contract. The table reflects charges: (1) you will directly incur under the MOMENTUM(SM) contract, and (2) charges and expenses of the Trusts and their portfolios that you will indirectly incur. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, certain expenses and fees shown in this table may not apply. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for the Trusts.

The guaranteed interest option is not covered by the fee table and examples. However, the withdrawal charge, the administrative charge and any annuity administrative fee do apply to the guaranteed interest option. Also, a variable annuity administrative fee may apply when your annuity payments are to begin.

-------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
                                               Alliance Money Market,        All other variable
                                              EQ/Balanced, and Alliance     investment options
                                              Common Stock
-------------------------------------------------------------------------------------------------------------
Mortality and expense risk(1)                 0.65%                         0.50%
Other expenses                                0.84%                         0.84%
                                              ----                          ----
Total Separate Account A annual expenses(2)   1.49%                         1.34%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 TRANSACTION CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE
-------------------------------------------------------------------------------------------------------------
Sales load on purchases                                          None
-------------------------------------------------------------------------------------------------------------
Transfer fees                                                    None
-------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge(3)                                     6%
-------------------------------------------------------------------------------------------------------------
Plan loan charges(4)                                             $25 current ($50 maximum
                                                                 per loan) when loan is
                                                                 made + $6 per quarter
-------------------------------------------------------------------------------------------------------------
Quarterly administrative charge(5)                               $7.50 Per Participant maximum
-------------------------------------------------------------------------------------------------------------
If a participant's retirement account value is $25,000 or more   0
-------------------------------------------------------------------------------------------------------------
Annual basic recordkeeping charge(6)                             $300 Per Plan
-------------------------------------------------------------------------------------------------------------

10 Fee table

ANNUAL EXPENSES OF THE TRUSTS

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Net
                                                                                                                Total
                                                                                                Other          Annual
                                                        Management                           Expenses         Expenses
                                                  Fees (After expense                     (After expense   (After expense
 Portfolio Name                                      limitation)(7)       12b-1 Fees(8)   limitation)(9)   limitation)(10)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.00%                 0.25%             0.70%            0.95%
AXA Premier VIP Health Care                      0.44%                 0.25%             1.16%            1.85%
AXA Premier VIP International Equity             0.62%                 0.25%             0.93%            1.80%
AXA Premier VIP Large Cap Core Equity            0.17%                 0.25%             0.93%            1.35%
AXA Premier VIP Large Cap Growth                 0.31%                 0.25%             0.79%            1.35%
AXA Premier VIP Large Cap Value                  0.08%                 0.25%             1.02%            1.35%
AXA Premier VIP Small/Mid Cap Growth             0.42%                 0.25%             0.93%            1.60%
AXA Premier VIP Small/Mid Cap Value              0.20%                 0.25%             1.15%            1.60%
AXA Premier VIP Technology                       0.58%                 0.25%             1.02%            1.85%
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%                   --              0.08%            0.69%
EQ/Alliance Common Stock                         0.46%                   --              0.07%            0.53%
EQ/Alliance Global                               0.73%                   --              0.12%            0.85%
EQ/Alliance Growth and Income                    0.57%                   --              0.06%            0.63%
EQ/Alliance Growth Investors                     0.57%                   --              0.06%            0.63%
EQ/Alliance Intermediate Government Securities   0.50%                   --              0.12%            0.62%
EQ/Alliance International                        0.85%                   --              0.25%            1.10%
EQ/Alliance Money Market                         0.33%                   --              0.07%            0.40%
EQ/Alliance Premier Growth                       0.84%                 0.25%             0.06%            1.15%
EQ/Alliance Quality Bond                         0.53%                   --              0.07%            0.60%
EQ/Alliance Small Cap Growth                     0.75%                   --              0.06%            0.81%
EQ/Alliance Technology                           0.82%                 0.25%             0.08%            1.15%
EQ/AXP New Dimensions                            0.00%                 0.25%             0.70%            0.95%
EQ/AXP Strategy Aggressive                       0.00%                 0.25%             0.75%            1.00%
EQ/Balanced                                      0.57%                   --              0.08%            0.65%
EQ/Bernstein Diversified Value                   0.61%                 0.25%             0.09%            0.95%
EQ/Calvert Socially Responsible                  0.00%                 0.25%             0.80%            1.05%
EQ/Capital Guardian International                0.66%                 0.25%             0.29%            1.20%
EQ/Capital Guardian Research                     0.55%                 0.25%             0.15%            0.95%
EQ/Capital Guardian US Equity                    0.59%                 0.25%             0.11%            0.95%
EQ/Emerging Markets Equity                       0.87%                 0.25%             0.68%            1.80%
EQ/Equity 500 Index                              0.25%                   --              0.06%            0.31%
EQ/Evergreen Omega                               0.00%                 0.25%             0.70%            0.95%
EQ/FI Mid Cap                                    0.48%                 0.25%             0.27%            1.00%
EQ/FI Small/Mid Cap Value                        0.74%                 0.25%             0.11%            1.10%
EQ/High Yield                                    0.60%                   --              0.07%            0.67%
EQ/International Equity Index                    0.35%                 0.25%             0.50%            1.10%
EQ/J.P. Morgan Core Bond                         0.44%                 0.25%             0.11%            0.80%
EQ/Janus Large Cap Growth                        0.76%                 0.25%             0.14%            1.15%
EQ/Lazard Small Cap Value                        0.72%                 0.25%             0.13%            1.10%
EQ/Marsico Focus                                 0.00%                 0.25%             0.90%            1.15%
EQ/Mercury Basic Value Equity                    0.60%                 0.25%             0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.63%                 0.25%             0.09%            0.97%
EQ/MFS Investors Trust                           0.58%                 0.25%             0.12%            0.95%
EQ/MFS Research                                  0.63%                 0.25%             0.07%            0.95%
EQ/Putnam Growth & Income Value                  0.57%                 0.25%             0.13%            0.95%
EQ/Putnam International Equity                   0.71%                 0.25%             0.29%            1.25%
EQ/Putnam Voyager                                0.62%                 0.25%             0.08%            0.95%
EQ/Small Company Index                           0.25%                 0.25%             0.35%            0.85%
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) A portion of this charge is for providing the minimum death benefit.

(2) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.49% for the EQ/Alliance Money Market, EQ/Balanced, and EQ/Alliance Common Stock options and an annual rate of 1.34% for all other options. The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options. Without this expense limitation, total annual

                                                                    Fee table 11
    expenses deducted from those variable investment options plus annual expenses of the corresponding portfolios of EQ Advisors Trust for 2000 would have been as follows: 2.01% for the EQ/Aggressive Stock option, 2.00% for the EQ/Alliance Common Stock option, 1.89% for the EQ/Alliance Money Market option, and 2.14% for the EQ/Balanced option.

(3) The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(4) Your employer may elect to pay these charges and we have reserved the right to increase them. This charge is expressed on a per plan participant basis.

(5) The administrative charge is currently $7.50 or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. We deduct this charge quarterly. Your employer may elect to pay this charge for plans with 11 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.

(6) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days' written notice to the employer or plan trustee.

(7) The management fees shown for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (10) for any expense limitation agreement information.

(8) The Class IB/B shares of the Trusts are subject to fees imposed under distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for participants enrolled under the MOMENTUM(SM) contract.

(9) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001 thus, "Other Expenses" shown are estimated. See footnote (10) for any expense limitation agreement information.

(10) Equitable Life, the Trust's manager, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectuses for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.

--------------------------------------------------------------------------------
                                        Management Fees      Other Expenses
                                        (before any fee    (before any fee
                                        waivers and/or      waivers and/or
                                            expense            expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
--------------------------------------------------------------------------------
AXA Premier VIP Core Bond             0.60%              0.84%
AXA Premier VIP Health Care           1.20%              1.16%
AXA Premier VIP International
Equity                                1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                0.90%              0.93%
AXA Premier VIP Large Cap Growth      0.90%              0.79%
AXA Premier VIP Large Cap Value       0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                 1.10%              1.15%
AXA Premier VIP Technology            1.20%              1.02%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth            0.90%              0.06%
EQ/Alliance Technology                0.90%              0.08%
EQ/AXP New Dimensions                 0.65%              1.06%
EQ/AXP Strategy Aggressive            0.70%              0.77%


--------------------------------------------------------------------------------
                                        Management Fees      Other Expenses
                                        (before any fee    (before any fee
                                        waivers and/or      waivers and/or
                                            expense            expense
 Portfolio Name                         reimbursements)    reimbursements)
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value        0.65%              0.09%
EQ/Calvert Socially Responsible       0.65%              1.46%
EQ/Capital Guardian International     0.85%              0.29%
EQ/Capital Guardian Research          0.65%              0.15%
EQ/Capital Guardian US Equity         0.65%              0.11%
EQ/Emerging Markets Equity            1.15%              0.68%
EQ/Evergreen Omega                    0.65%              0.99%
EQ/FI Mid Cap                         0.70%              0.27%
EQ/FI Small/Mid Cap Value             0.75%              0.11%
EQ/International Equity Index         0.35%              0.50%
EQ/J.P. Morgan Core Bond              0.45%              0.11%
EQ/Janus Large Cap Growth             0.90%              0.14%
EQ/Lazard Small Cap Value             0.75%              0.13%
EQ/Marsico Focus                      0.90%              2.44%
EQ/MFS Investors Trust                0.60%              0.12%
EQ/MFS Research                       0.65%              0.07%
EQ/Putnam Growth & Income Value       0.60%              0.13%
EQ/Putnam International Equity        0.85%              0.29%
EQ/Putnam Voyager                     0.65%              0.08%
--------------------------------------------------------------------------------

12  Fee table

EXAMPLES

The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. We also assume there is no waiver of the withdrawal charge. (1) The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge of $1.240 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants. Each of the charges and expenses is more fully described in "Charges and expenses" later in the Prospectus. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of the Trusts in the table, above, for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


--------------------------------------------------------------------------------------------
                                                 If you surrender your contract
                                                at the end of each period shown,
                                                     the expenses would be:
                                      ------------------------------------------------------
                                           1 year      3 years      5 years     10 years
--------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 80.65     $ 135.94     $ 192.99     $ 283.23
AXA Premier VIP Health Care             $ 89.58     $ 162.37     $ 237.40     $ 372.39
AXA Premier VIP International Equity    $ 89.08     $ 160.92     $ 235.03     $ 367.65
AXA Premier VIP Large Cap Core Equity   $ 84.62     $ 147.75     $ 213.49     $ 323.87
AXA Premier VIP Large Cap Growth        $ 84.62     $ 147.75     $ 213.49     $ 323.87
AXA Premier VIP Large Cap Value         $ 84.62     $ 147.75     $ 213.49     $ 323.87
AXA Premier VIP Small/Mid Cap Growth    $ 87.10     $ 155.08     $ 225.51     $ 348.44
AXA Premier VIP Small/Mid Cap Value     $ 87.10     $ 155.08     $ 225.51     $ 348.44
AXA Premier VIP Technology              $ 89.58     $ 162.37     $ 237.40     $ 372.39
EQ/Aggressive Stock                     $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Alliance Common Stock                $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Alliance Global                      $ 79.66     $ 132.97     $ 187.75     $ 272.80
EQ/Alliance Growth and Income           $ 77.48     $ 126.42     $ 176.14     $ 249.50
EQ/Alliance Growth Investors            $ 77.48     $ 126.42     $ 176.14     $ 249.50
EQ/Alliance Intermediate Government
 Securities                             $ 77.38     $ 126.12     $ 175.61     $ 248.43
EQ/Alliance International               $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/Alliance Money Market                $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Alliance Premier Growth              $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/Alliance Quality Bond                $ 77.18     $ 125.52     $ 174.55     $ 246.28
EQ/Alliance Small Cap Growth            $ 79.26     $ 131.78     $ 185.65     $ 268.61
EQ/Alliance Technology                  $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/AXP New Dimensions                   $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/AXP Strategy Aggressive              $ 81.15     $ 137.42     $ 195.60     $ 288.40
EQ/Balanced                             $ 75.29     $ 119.84     $ 164.42     $ 225.67
EQ/Bernstein Diversified Value          $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Calvert Socially Responsible         $ 81.64     $ 138.90     $ 198.21     $ 293.54
EQ/Capital Guardian International       $ 83.13     $ 143.33     $ 206.00     $ 308.82
EQ/Capital Guardian Research            $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Capital Guardian U.S. Equity         $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Emerging Markets Equity              $ 89.08     $ 160.92     $ 235.03     $ 367.65
EQ/Equity 500 Index                     $ 74.30     $ 116.83     $ 159.05     $ 214.67
EQ/Evergreen Omega                      $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/FI Mid Cap                           $ 81.15     $ 137.42     $ 195.60     $ 288.40
EQ/FI Small/Mid Cap Value               $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/High Yield                           $ 77.87     $ 127.61     $ 178.26     $ 253.78
EQ/International Equity Index           $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/J.P. Morgan Core Bond                $ 79.16     $ 131.49     $ 185.12     $ 267.55
EQ/Janus Large Cap Growth               $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/Lazard Small Cap Value               $ 82.14     $ 140.38     $ 200.81     $ 298.66
EQ/Marsico Focus                        $ 82.63     $ 141.86     $ 203.41     $ 303.75
EQ/Mercury Basic Value Equity           $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/MFS Emerging Growth Companies        $ 80.85     $ 136.53     $ 194.04     $ 285.30
EQ/MFS Investors Trust                  $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/MFS Research                         $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Putnam Growth & Income Value         $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Putnam International Equity          $ 83.63     $ 144.81     $ 208.58     $ 313.86
EQ/Putnam Voyager                       $ 80.65     $ 135.94     $ 192.99     $ 283.23
EQ/Small Company Index                  $ 79.66     $ 132.97     $ 187.75     $ 272.80
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                             If you do not surrender your contract
                                                at the end of each period shown,
                                                     the expenses would be:
                                      ------------------------------------------------------
                                           1 year     3 years     5 years      10 years
--------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 25.32     $  77.84   $ 132.99     $ 283.23
AXA Premier VIP Health Care             $ 34.76     $ 105.86   $ 179.16     $ 372.39
AXA Premier VIP International Equity    $ 34.23     $ 104.32   $ 176.64     $ 367.65
AXA Premier VIP Large Cap Core Equity   $ 29.51     $  90.36   $ 153.73     $ 323.87
AXA Premier VIP Large Cap Growth        $ 29.51     $  90.36   $ 153.73     $ 323.87
AXA Premier VIP Large Cap Value         $ 29.51     $  90.36   $ 153.73     $ 323.87
AXA Premier VIP Small/Mid Cap Growth    $ 32.13     $  98.13   $ 166.51     $ 348.44
AXA Premier VIP Small/Mid Cap Value     $ 32.13     $  98.13   $ 166.51     $ 348.44
AXA Premier VIP Technology              $ 34.76     $ 105.86   $ 179.16     $ 372.39
EQ/Aggressive Stock                     $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Alliance Common Stock                $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Alliance Global                      $ 24.27     $  74.69   $ 127.75     $ 272.80
EQ/Alliance Growth and Income           $ 21.96     $  67.75   $ 116.14     $ 249.50
EQ/Alliance Growth Investors            $ 21.96     $  67.75   $ 116.14     $ 249.50
EQ/Alliance Intermediate Government
 Securities                             $ 21.86     $  67.43   $ 115.61     $ 248.43
EQ/Alliance International               $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/Alliance Money Market                $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Alliance Premier Growth              $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/Alliance Quality Bond                $ 21.65     $  66.80   $ 114.55     $ 246.28
EQ/Alliance Small Cap Growth            $ 23.85     $  73.43   $ 125.65     $ 268.61
EQ/Alliance Technology                  $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/AXP New Dimensions                   $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/AXP Strategy Aggressive              $ 25.84     $  79.41   $ 135.60     $ 288.40
EQ/Balanced                             $ 19.65     $  60.77   $ 104.42     $ 225.67
EQ/Bernstein Diversified Value          $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Calvert Socially Responsible         $ 26.37     $  80.98   $ 138.21     $ 293.54
EQ/Capital Guardian International       $ 27.94     $  85.68   $ 146.00     $ 308.82
EQ/Capital Guardian Research            $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Capital Guardian U.S. Equity         $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Emerging Markets Equity              $ 34.23     $ 104.32   $ 176.64     $ 367.65
EQ/Equity 500 Index                     $ 18.61     $  57.59   $  99.05     $ 214.67
EQ/Evergreen Omega                      $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/FI Mid Cap                           $ 25.84     $  79.41   $ 135.60     $ 288.40
EQ/FI Small/Mid Cap Value               $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/High Yield                           $ 22.38     $  69.01   $ 118.26     $ 253.78
EQ/International Equity Index           $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/J.P. Morgan Core Bond                $ 23.74     $  73.12   $ 125.12     $ 267.55
EQ/Janus Large Cap Growth               $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/Lazard Small Cap Value               $ 26.89     $  82.55   $ 140.81     $ 298.66
EQ/Marsico Focus                        $ 27.41     $  84.12   $ 143.41     $ 303.75
EQ/Mercury Basic Value Equity           $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/MFS Emerging Growth Companies        $ 25.53     $  78.47   $ 134.04     $ 285.30
EQ/MFS Investors Trust                  $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/MFS Research                         $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Putnam Growth & Income Value         $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Putnam International Equity          $ 28.46     $  87.24   $ 148.58     $ 313.86
EQ/Putnam Voyager                       $ 25.32     $  77.84   $ 132.99     $ 283.23
EQ/Small Company Index                  $ 24.27     $  74.69   $ 127.75     $ 272.80
--------------------------------------------------------------------------------------------

                                                                  Fee table 13

(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money" later in this Prospectus. In some cases, charges for state premium or other applicable taxes will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.

IF YOU ELECT VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if your participation under the MOMENTUM(SM) contract does not terminate" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" later in this Prospectus.

CONDENSED FINANCIAL INFORMATION

Please see Appendix II at the end of this Prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2001.

14 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us" earlier in this Prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option. Only 25 investment options can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  15

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the MOMENTUM(SM) variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particu- larly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
PORTFOLIO NAME                 OBJECTIVE                                                 ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------

AXA Premier VIP Core Bond*     Seeks a balance of a high current income and capital     BlackRock Advisors, Inc.
                               appreciation consistent with a prudent level of risk     Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care*   Long-term growth of capital                              AIM Capital Management, Inc.
                                                                                        Dresdner RCM Global Investors LLC
                                                                                        Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International  Long-term growth of capital                              Alliance Capital Management L.P., through
Equity*                                                                                 its Bernstein Investment Research and
                                                                                        Management Unit
                                                                                        Bank of Ireland Asset Management (U.S.)
                                                                                        Limited OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Long-term growth of capital                              Alliance Capital Management L.P., through
Equity*                                                                                 its Bernstein Investment Research and
                                                                                        Management Unit
                                                                                        Janus Capital Management LLC
                                                                                        Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap      Long-term growth of capital                              Alliance Capital Management L.P.
Growth*                                                                                 Dresdner RCM Global Investors LLC
                                                                                        TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap      Long-term growth of capital                              Alliance Capital Management L.P.
Value*                                                                                  Institutional Capital Corporation
                                                                                        MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap  Long-term growth of capital                              Alliance Capital Management L.P.
Growth*                                                                                 MFS Investment Management
                                                                                        RS Investment Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap  Long-term growth of capital                              AXA Rosenberg Investment Management LLC
Value*                                                                                  The Boston Company Asset Management, LLC
                                                                                        TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology*    Long-term growth of capital                              Alliance Capital Management L.P.
                                                                                        Dresdner RCM Global Investors LLC
                                                                                        Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
PORTFOLIO NAME                OBJECTIVE                                                 ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock            Seeks to achieve long-term growth of capital             Alliance Capital Management L.P.
                                                                                        Marsico Capital Management, LLC
                                                                                        MFS Investment Management
                                                                                        Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock       Seeks to achieve long-term growth of capital and         Alliance Capital Management L.P.
                               increased income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global             Seeks long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                  OBJECTIVE                                               ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income   Seeks to provide a high total return                    Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors    Seeks to achieve the highest total return consistent    Alliance Capital Management L.P.
                                with the Adviser's determination of reasonable risk
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate        Seeks to achieve high current income consistent with    Alliance Capital Management L.P.
Government Securities           relative stability of principal
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International       Seeks long-term growth of capital                       Alliance Capital Management L.P.
                                                                                        (including through its Bernstein Investment
                                                                                        Research and Management Unit)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market        Seeks to obtain a high level of current income,         Alliance Capital Management L.P.
                                preserve its assets and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth      Seeks long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond        Seeks to achieve high current income consistent with    Alliance Capital Management L.P.
                                moderate risk of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth    Seeks to achieve long-term growth of capital            Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology          Seeks to achieve growth of capital. Current income is   Alliance Capital Management L.P.
                                incidental to the Portfolio's objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions           Seeks long-term growth of capital                       American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive      Seeks long-term growth of capital                       American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                     Seeks to achieve a high return through both             Alliance Capital Management L.P.
                                appreciation of capital and current income              Capital Guardian Trust Company
                                                                                        Jennison Associates, LLC
                                                                                        Prudential Investments LLC
                                                                                        Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value  Seeks capital appreciation                              Alliance Capital Management L.P.,
                                                                                        through its Bernstein Investment Research
                                                                                        and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible Seeks long-term capital appreciation                    Calvert Asset Management Company, Inc.
                                                                                        Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian             Seeks long-term growth of capital                       Capital Guardian Trust Company
International
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research    Seeks long-term growth of capital                       Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity Seeks long-term growth of capital                       Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity      Seeks long-term capital appreciation                    Morgan Stanley Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index             Seeks a total return before expenses that               Alliance Capital Management L.P.
                                approximates the total return performance of the
                                S&P 500 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P
                                500 Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega              Seeks long-term capital growth                       Evergreen Investment Management Company,
                                                                                     LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                   Seeks long-term growth of capital                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value       Seeks long-term capital appreciation                 Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                   Seeks to achieve a high total return through a       Alliance Capital Management L.P.
                                combination of current income and capital
                                appreciation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                 Objective                                                Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index* Seeks to replicate as closely as possible (before        Deutsche Asset Management Inc.
                               deduction of Portfolio expenses) the total return
                               of the MSCI EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond*      Seeks to provide a high total return consistent with     J.P. Morgan Investment Management,
                               moderate risk of capital and maintenance of liquidity    Inc.

------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth      Seeks long-term growth of capital                        Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value      Seeks capital appreciation                               Lazard Asset Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus*              Seeks to achieve long-term growth of capital             Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity  Seeks capital appreciation and secondarily, income       Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth         Seeks to provide long-term capital growth                MFS Investment Management
Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust         Seeks long-term growth of capital with a secondary       MFS Investment Management
                               objective to seek reasonable current income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                Seeks to provide long-term growth of capital and
                               future                                                   MFS Investment Management
                               income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income      Seeks capital growth. Current income is a secondary      Putnam Investment Management, LLC
Value                          objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity Seeks capital appreciation                               Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager              Seeks long-term growth of capital and any increased      Putnam Investment Management, LLC
                               income that results form this growth
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index*        Seeks to replicate as closely as possible (before        Deutsche Asset Management Inc.
                               deduction of Portfolio expenses) the total return
                               of the Russell 2000 Index
------------------------------------------------------------------------------------------------------------------------------------


* Subject to state availability.

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.

18 Contract features and benefits

COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.

GUARANTEED INTEREST OPTION
The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

For the MOMENTUM(SM) program, we set quarterly "current" rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the "interest guarantee period." We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUM(SM) program.

A plan will be considered enrolled in the MOMENTUM(SM) program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST(R) Corporate Trusteed contract to MOMENTUM(SM) will be considered in the same group of participants, or class, regardless of the date of the plan's enrollment under EQUI-VEST(R).

The yearly guaranteed interest rate is 3% for 2002 (4% for participant in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time, and a limit of 45 investment options over the life of the contract. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.

If any one of the EQ/High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP Core Bond options are chosen, the EQ/Alliance Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options is selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this Prospectus. Lastly, if any of the above-listed options are not selected, the guaranteed interest option as an investment option must be elected as a funding option.

See Appendix I at the end of this Prospectus for information regarding investment choices available under "Original certificates."

ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Employee and employer contributions may be allocated in different percentages.

You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

                                              Contract features and benefits  19

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan's participation in the MOMENTUM(SM) program, participant retirement account values will be reduced by any withdrawal charge that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions,

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges),


(iii) decreased to reflect a loan or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers, and repayments to that option, plus interest, less withdrawals, loans, and transfers out of the option, and the charges we deduct.

20  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the MOMENTUM(SM) contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Investment simplifier" and "Asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQAccess systems to make transfers among the investment options if your employer has adopted the system and authorized its use.

If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market, EQ/Alliance Quality Bond, EQ/High Yield or AXA Premier VIP Core Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:

(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

See Appendix I at the end of this Prospectus for transfer restrictions under "Original certificates."

We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM(SM) contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the MOMENTUM(SM) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as

                            Transferring your money among investment options  21
well as change our procedures to restrict this activity. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Contract owners can elect to provide participants with one of two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "Fixed-dollar option" and the "Interest sweep option." You may select one or the other, but not both. If a participant elects one of these options, we will reflect that option with respect to amounts attributable to his or her plan account values under the contract.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest option have been transferred out.

See Appendix I at the end of this Prospectus for transfer restrictions under "Original certificates."

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep, each month we transfer the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by completing an election form and sending it to our processing office. You can obtain a form from your employer, plan trustee, or financial professional. For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office. For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END

Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available for transfer from the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to cancel automatic transfers, or on the date the contract terminates.

ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options which your employer has selected for your plan. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Your entire retirement account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the guaranteed interest option.

You may change your allocation instructions or cancel the program at any time.

22  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option, which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this Prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, explained fully in "Charges and expenses" later in this Prospectus.

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM(SM)contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this Prospectus) permits it and the contract owner elects to make this option available to participants;

o retirement account value is not subject to a withdrawal charge, explained fully in "Charges and expenses" later in this Prospectus; and

o account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust, and the Pooled Trust, and the Governmental Trust when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Alliance Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

See Appendix I at the end of this Prospectus for the default option under "Original certificates."

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this Prospectus.

PLAN LOANS

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM(SM) program may also transfer outstanding plan loans to the contract. We call these "takeover loans." We will allocate repayments of loans to the investment option elected on the takeover loan form.

                                                        Accessing your money  23

Effective January 1, 2002 plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See "Additional loan provisions" in the SAI and "Tax information" later in this Prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See "Plan loan charges" under "Charges and expenses" later in this Prospectus for a description of charges associated with plan loans.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and NOT to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this Prospectus.

You may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o the participant dies, or

o participation under the contract terminates.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM(SM) offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.

-----------------------------------------------------------------
Fixed Annuity Payout   Life annuity
   Options             Life annuity with period certain
                       Life annuity with refund certain
                       Period certain annuity
                       Qualified joint and survivor life
-----------------------------------------------------------------
Variable Immediate     Life annuity
   Annuity payout      Life annuity with period certain
   options             Qualified joint and survivor life
-----------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life, and , if a participant dies before the end of a selected period of time ("period certain"), pro-

24  Accessing your money
   vides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of a participant and their spouse. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life, and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant, and after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. Equitable Life's financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your registered representative. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
You, the participant, are the annuitant (or measuring life) for determining payments.
--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet the required minimum distributions. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make, and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70-1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply. Internal Revenue Service ("IRS")

                                                        Accessing your money  25
and Treasury recently have proposed revisions to the minimum distribution rules. We expect the rules to be finalized no earlier than in 2002. The revisions permit plan administrators, plan participants, and beneficiaries to apply the revisions to distributions for the calendar year 2001 provided that the plan adopts a temporary amendment to permit such distributions.

26  Accessing your money

5. The MOMENTUM(SM) program

--------------------------------------------------------------------------------

This section explains the MOMENTUM(SM) Program in further detail. It is intended for employers who wish to enroll in the Momentum(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM(SM) Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM(SM) Program.

The MOMENTUM(SM) program offers, according to the terms of either the Master Plan and Trust, the Pooled Trust, or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A qualified retirement plan provides for an individual account for each plan participant, and benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified retirement plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM(SM) contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUM(SM) contract before entering into the contract.

MASTER PLAN AND TRUST

As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM(SM) program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the MOMENTUM(SM) contract.

The Master Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the
  (Code)); and

o a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the DOL regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this Prospectus.

If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.

POOLED TRUST

If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUM(SM) contract) is used under the Pooled Trust and the Master Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan recordkeeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

GOVERNMENTAL TRUST

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code ("Section 414(d)"). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

TRUSTEE

Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The Master Plan and Trust and the Pooled Trust will not be available in certain states where the MOMENTUM(SM) contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Frontier Trust, FSB currently is the trustee of the Governmental Trust. Employers using the Governmental Trust will not be able to use our full-service plan.

The sole responsibility of Chase Manhattan Bank N.A. and Frontier Trust, FSB, as applicable, is to serve as a party to the MOMENTUM(SM) contract. Neither has any responsibility for the administration of the MOMENTUM(SM) program or for any distributions or duties under the MOMENTUM(SM) contract.

                                                   The MOMENTUM(SM) program  27

EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

o sending us contributions at the proper time;

o determining the amount of all contributions for each participant;

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding all forms to us that the employees are required to submit;

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.

ADOPTING THE MOMENTUM(SM) PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.

Your financial professional can help you complete the participation agreement and the application for the MOMENTUM(SM) contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM(SM) contract. We reserve the right to amend the MOMENTUM(SM) contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUM(SM) contract.

28  The MOMENTUM(SM) program

6. Plan recordkeeping services

--------------------------------------------------------------------------------

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Master Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o accounting by participant;

o accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL, if applicable; and

o plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o assistance in annual reporting with the IRS and the DOL;

o performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Code Section 401(k) plans; and

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

                                                 Plan recordkeeping services  29

7. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o A mortality and expense risks charge

o An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o A quarterly administrative charge.

o A withdrawal charge when you make certain withdrawals.

o A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks, and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Alliance Money Market, EQ/Balanced and EQ/Alliance Common Stock variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How we deduct the quarterly administrative charge" in the SAI.

There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase. We may also reduce this charge under certain circumstances. See "Charge reductions under special circumstances" in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employee.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUM(SM) contract from our EQUI-VEST(R) Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1) withdrawals in excess of the 10% free withdrawal amount during a participation year,

30  Charges and expenses

(2) upon a full withdrawal of a participant's retirement account value, or

(3) termination of the MOMENTUM(SM) contract.

In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The amount of the withdrawal charge we deduct is equal to 6% of the lesser of:

o partial withdrawals in excess of the free withdrawal amount, or

o the amount withdrawn attributable to contributions made in the current and five prior participation years.

In the case of terminations or full withdrawals, we will pay the plan the greater of:

o the retirement account value after any withdrawal charge has been imposed, or

o the free withdrawal amount plus 94% of the remaining retirement account value and any active loan, less the active loan.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. Active loans do not include takeover loans for this purpose.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Subject to plan provisions and contract owner authorization each participation year, up to 10% of a participant's retirement account value, less any active loan at the time the withdrawal request is made and any other withdrawals made during that participation year (including any defaulted loan amounts and forfeited amounts), may be withdrawn on behalf of a participant.

If you, as the employer, have transferred your plan assets to the MOMENTUM(SM) program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUM(SM) contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o you, the participant, die;

o you, the participant, have been a participant for at least five participation years and are at least age 59-1/2;

o you, the participant, are at least age 59-1/2 and have separated from service (regardless of the number of participation years);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

o the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

o the amount withdrawn is a withdrawal for disability as defined in Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST(R) Corporate Trusteed contract to a MOMENTUM(SM) contract. For participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST(R) Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST(R) Corporate
Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUM(SM) contract.

PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

                                                        Charges and expenses  31

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST(R) Corporate Trusteed contracts to MOMENTUM(SM).

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

We will assess a withdrawal charge against any defaulted loan amount as described above under " Withdrawal charge."

LIMITATION ON CHARGES FOR CERTAIN VARIABLE INVESTMENT OPTIONS

Under the terms of the MOMENTUM(SM) contract, for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUM(SM) contract.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5%. (The rate is 1% in Puerto Rico.)

VARIABLE ANNUITY ADMINISTRATION FEE

We deduct a fee of up to $350 from the amounts applied to a variable annuity payout option.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Investment advisory fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25% for Class IB/B shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this Prospectus.

CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

32  Charges and expenses

8. Payment of death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

In general, the death benefit is equal to the greater of:

o the retirement account value, or

o the "minimum death benefit."

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM(SM) contract, on the day we receive proof of death, we automatically transfer the participant's retirement account value to the guaranteed interest option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this Prospectus. We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a) receive the death benefit in a single sum,

(b) apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules;

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account; and

(3) if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a participant, based on the deceased beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.

                                                    Payment of death benefit  33

9. Tax information

--------------------------------------------------------------------------------

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.

OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $40,000 or 100% of the compensation or earned income for each participant. In 2002, the employer may not consider compensation in excess of $200,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next

34  Tax information
lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1) reaching age 59-1/2,

(2) death,

(3) disability,

(4) certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $11,000 in 2002 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.

Effective January 1, 2002, employees who are at least age 50 at any time during 2002 can make an additional $1,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan (other than certain governmental plans to which nondiscrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $85,000 for the prior year (for 2002, employees earning more than $90,000). (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and the above contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is

                                                             Tax information  35
treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under Section 457 of the Code, or rolled over by the individual to another plan or IRA within 60 days of receipt. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments is made (not less frequently than annually):

   (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or

   (b) for a specified period of ten years or more.

o a hardship withdrawal;

o any distribution to the extent that it is a required distribution under
  Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m), or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c) distributions due to separation from active service after age 55; and

(d) distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate

36  Tax information
of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from service with the employer sponsoring the plan, if later). 5% owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1) in a lump sum payment,

(2) over the life of the participant,

(3) over the joint lives of the participant and his or her designated beneficiary,

(4) over a period not extending beyond the life expectancy of the participant, or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death. An exception is if payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

The IRS and Treasury recently have proposed revisions to the minimum distribution rules. We expect the rules to be finalized in 2002. The proposed revisions permit plan administrators, plan participants and beneficiaries to apply the proposed revisions to distributions for the calendar year 2001 provided that the plan adopts a temporary amendment to permit such distributions.

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if

                                                             Tax information  37

   any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code;

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM(SM) shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

38  Tax information

10. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

We will notify MOMENTUM(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit, or other accrued rights or benefits.

ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to the EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became corresponding portfolios of EQ Advisors Trust. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 Plan relating to the Class IB or B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in their respective SAIs which are available upon request.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM(SM) contract will occur. Other portions of this

                                                            More information  39
prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive the appropriate election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, as applicable, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the participants and plan trustees, we currently do not foresee any disadvantages because of this. The Board of Trustees of the Trusts intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our participants, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM(SM) program and pay the participant, the plan trustee, or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

40  More information

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contract's distribution.

ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 2001 and 2000 and for each of the three years ended December 31, 2001 included in this Prospectus and in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accounts, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. Participants and contract owners may request one by writing to our processing office or calling 1-800-528-0204.

DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents.

                                                            More information  41

11. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The table takes into account all fees and charges under the contract, including the quarterly administrative charges, if applicable, and the withdrawal charges and expenses, if applicable, but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. The quarterly administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the table of $1.240 per $1,000.


The results shown under "Length of option period" are based on the actual historical investment experience of the variable investment option since its inception. The results shown under "Length of portfolio period" include some periods when a variable investment option investing in the portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.

The results shown for the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since Portfolio Inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this Prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. INDIVIDUAL RESULTS WILL DIFFER.


42  Investment performance

                                     TABLE
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:

------------------------------------------------------------------------------------------------------
                                                                Length of option period
                                                 -----------------------------------------------------
                                                                                        Since
                                                                                        option
           Variable Investment options          1 Year        5 Years     10 Years   inception+*
------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (29.89)%      (5.26)%         2.78%        9.52%
------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         (16.51)%        7.52%        11.16%       13.16%
------------------------------------------------------------------------------------------------------
EQ/Alliance Global                               (25.48)%        1.49%           --         5.65%
------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                     (7.99)%       11.92%           --        12.61%
------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     (18.36)%        5.01%           --         7.44%
------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities      0.81%        3.88%           --         4.76%
------------------------------------------------------------------------------------------------------
EQ/Alliance International                        (28.11)%      (5.08)%           --       (1.35)%
------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market                          (3.21)%        2.54%         3.20%        5.22%
------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       (29.13)%          --            --      (15.92)%
------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                            0.94%        4.46%           --         4.87%
------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     (18.93)%          --            --         4.73%
------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           (29.57)%          --            --      (30.90)%
------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            (21.25)%          --            --      (27.40)%
------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       (37.98)%          --            --      (51.09)%
------------------------------------------------------------------------------------------------------
EQ/Balanced                                       (8.27)%        6.77%         6.08%        8.54%
------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                    (3.90)%          --            --       (3.79)%
------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  (20.49)%          --            --       (8.21)%
------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                (26.26)%          --            --      (11.11)%
------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                      (8.67)%          --            --         1.05%
------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                   (8.66)%          --            --       (1.69)%
------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       (11.59)%          --            --      (11.90)%
------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              (17.92)%        7.74%           --        12.68%
------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               (22.65)%          --            --      (13.24)%
------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    (19.29)%          --            --      (14.88)%
------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                         (3.06)%          --            --       (0.25)%
------------------------------------------------------------------------------------------------------
EQ/High Yield                                     (5.91)%      (2.52)%           --         3.06%
------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        (28.19)%          --            --      (31.59)%
------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                          10.01%          --            --        10.94%
------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                     (1.63)%          --            --         9.80%
------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 (38.53)%          --            --         5.09%
------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           (21.68)%          --            --       (8.66)%
------------------------------------------------------------------------------------------------------
EQ/MFS Research                                  (27.13)%          --            --         1.94%
------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  (13.14)%          --            --         1.77%
------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   (26.85)%          --            --       (6.32)%
------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                (29.59)%          --            --      (13.96)%
------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
                                                              Length of portfolio period
                                                 -----------------------------------------------------
                                                                                             Since
                                                                                           portfolio
           Variable Investment options               3 Years       5 Years     10 Years   inception+**
------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             (10.98)%       (5.26)%         2.78%        9.52%
EQ/Alliance Common Stock                         (4.43)%         7.52%        11.16%       10.58%
EQ/Alliance Global                               (6.58)%         1.49%         7.12%        7.41%
EQ/Alliance Growth and Income                      5.10%        11.92%           --        12.06%
EQ/Alliance Growth Investors                     (2.18)%         5.01%         7.55%       10.59%
EQ/Alliance Intermediate Government Securities     2.32%         3.88%         4.47%        5.16%
EQ/Alliance International                        (9.53)%       (5.08)%           --       (0.53)%
EQ/Alliance Money Market                           1.56%         2.54%         3.20%        5.22%
EQ/Alliance Premier Growth                           --            --            --      (13.83)%
EQ/Alliance Quality Bond                           2.34%         4.46%           --         4.58%
EQ/Alliance Small Cap Growth                       4.87%           --            --         7.07%
EQ/Alliance Technology                               --            --            --      (28.28)%
EQ/AXP New Dimensions                                --            --            --      (27.40)%
EQ/AXP Strategy Aggressive                           --            --            --      (51.09)%
EQ/Balanced                                        1.23%         6.77%         6.08%        8.54%
EQ/Bernstein Diversified Value                   (1.79)%          --            --         2.84%
EQ/Calvert Socially Responsible                      --            --            --       (8.21)%
EQ/Capital Guardian International                    --            --            --       (7.15)%
EQ/Capital Guardian Research                         --            --            --         0.41%
EQ/Capital Guardian U.S. Equity                      --            --            --       (1.60)%
EQ/Emerging Markets Equity                         0.25%           --            --      (11.90)%
EQ/Equity 500 Index                              (4.63)%         7.74%           --        12.10%
EQ/Evergreen Omega                              (10.06)%           --            --      (10.05)%
EQ/FI Mid Cap                                        --            --            --      (14.88)%
EQ/FI Small/Mid Cap Value                          0.25%           --            --         1.13%
EQ/High Yield                                    (6.91)%       (2.52)%        5.53%         5.91%
EQ/Janus Large Cap Growth                            --            --            --      (31.59)%
EQ/Lazard Small Cap Value                          9.09%           --            --         4.23%
EQ/Mercury Basic Value Equity                      8.66%           --            --        11.33%
EQ/MFS Emerging Growth Companies                 (5.59)%           --            --         6.96%
EQ/MFS Investors Trust                           (6.36)%           --            --       (6.36)%
EQ/MFS Research                                  (6.20)%           --            --         3.34%
EQ/Putnam Growth & Income Value                  (3.87)%           --            --         2.87%
EQ/Putnam International Equity                   (0.07)%           --            --         5.40%
EQ/Putnam Voyager                                (9.86)%           --            --         4.12%
------------------------------------------------------------------------------------------------------


 + Unannualized (including Since Inception values if time since inception is less than one year)

 * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Money Market (7/31/81);EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, and EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
   EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
   EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and

                                                       Investment performance 43

 EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Healthcare, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

44 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------
Barron's                                Investment Management Weekly
Morningstar's Variable                  Money Management Letter
     Annuity Sourcebook                 Investment Dealers Digest
Business Week                           National Underwriter
Forbes                                  Pension & Investments
Fortune                                 USA Today
Institutional Investor                  Investor's Business Daily
Money                                   The New York Times
Kiplinger's Personal Finance            The Wall Street Journal
Financial Planning                      The Los Angeles Times
Investment Adviser                      The Chicago Tribune
--------------------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks therefore may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the MOMENTUM(SM) contract performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data as discussed under "Lipper" above:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.

YIELD INFORMATION

Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/High Yield and EQ/Alliance Quality Bond options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the quarterly administrative charge, the withdrawal charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. For more information, see "EQ/Alliance Money Market option yield information" and "Other yield information" in the SAI.

                                                      Investment performance  45

                      (This page intentionally left blank)

Appendix I: Original certificates

--------------------------------------------------------------------------------

Original certificates are MOMENTUM(SM) certificates under which the MOMENTUM(SM) employer has not elected to add any new variable investment options. Therefore, only EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market variable investment options are available.

SELECTING YOUR INVESTMENT METHOD. Employers and plan trustees should note that for original certificates, only the guaranteed interest option, EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options are available.

TRANSFERRING THE RETIREMENT ACCOUNT VALUE. EQ/Alliance Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Alliance Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

DEFAULT OPTION FOR THE FORFEITURE ACCOUNT. We allocate amounts in the forfeiture account to the default option. For Original certificates, the guaranteed interest option is the default option.

                                           Appendix I: Original certificates A-1

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001.


----------------------------------------------------------------------------------------
                                               For the years ending December 31,
                                            1993        1994        1995        1996
----------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
----------------------------------------------------------------------------------------
  Unit value                              $ 55.68    $  52.88    $  68.73    $  82.91
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         258         620         969       1,281
----------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
----------------------------------------------------------------------------------------
  Unit value                              $128.81    $ 124.32    $ 162.42    $ 199.05
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --         120         270         403
----------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
----------------------------------------------------------------------------------------
  Unit value                                   --    $ 104.12    $ 122.06    $ 138.00
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          16          62         116
----------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
----------------------------------------------------------------------------------------
  Unit value                                   --    $  98.86    $ 121.02    $ 143.37
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           4          17          41
----------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
----------------------------------------------------------------------------------------
  Unit value                                   --    $  96.31    $ 120.08    $ 133.40
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          10          57         110
----------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------
  Unit Value                                   --    $  98.19    $ 109.80    $ 112.40
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           1           7          10
----------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
----------------------------------------------------------------------------------------
  Unit value                                   --          --    $ 104.15    $ 112.82
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          19
----------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
----------------------------------------------------------------------------------------
  Unit value                              $ 25.41    $  26.08    $  27.22    $  28.28
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          56         166         188         240
----------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
----------------------------------------------------------------------------------------
  Unit value                                   --    $  93.87    $ 108.38    $ 112.65
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           1           4           7
----------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------
 EQ/BALANCED
----------------------------------------------------------------------------------------
  Unit value                              $ 28.85    $  26.18    $  30.92    $  34.06
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         348         776         957       1,057
----------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                     For the years ending December 31,
                                            1997        1998         1999        2000        2001
-----------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-----------------------------------------------------------------------------------------------------
  Unit value                             $  90.75    $  89.92     $ 105.59    $  90.70    $  67.13
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,437       1,401        1,207       1,025         870
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 253.68    $ 323.75     $ 399.74    $ 339.28    $ 299.82
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         519         591          553         499         424
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GLOBAL
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 151.87    $ 182.50     $ 249.43    $ 200.17    $ 157.88
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         147         156          156         151         134
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 179.30    $ 213.81     $ 250.31    $ 269.09    $ 262.05
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          69          96          109         113         124
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH INVESTORS
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 153.69    $ 180.63     $ 225.59    $ 207.65    $ 179.41
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         147         159          165         162         140
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------
  Unit Value                             $ 118.98    $ 126.48     $ 124.96    $ 134.60    $ 143,62
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10          11           14          12          20
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 107.92    $ 117.72     $ 160.04    $ 121.54       92.48
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32          37           37          39          41
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE MONEY MARKET
-----------------------------------------------------------------------------------------------------
  Unit value                             $  29.41    $  30.55     $  31.63    $  33.15    $  33.96
 -----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         308         367          469         385         453
 -----------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH
 -----------------------------------------------------------------------------------------------------
 Unit value                                   --          --     $ 116.36    $  93.70    $  70.28
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           13          41          44
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 121.30    $ 130.07     $ 125.76    $ 138.33    $ 147.79
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10          15           15          15          21
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 125.55    $ 118.57     $ 149.64    $ 168.29    $ 144.40
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           6          27           36          50          56
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --    $  66.10    $  49.27
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          17          32
-----------------------------------------------------------------------------------------------------
 EQ/AXP NEW DIMENSIONS
-----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --    $  82.87    $  69.07
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/AXP STRATEGY AGGRESSIVE
-----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --    $  62.12    $  40.77
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/BALANCED
-----------------------------------------------------------------------------------------------------
  Unit value                             $  38.66    $  45.07     $  52.39    $  51.10    $  49.61
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,052         986          865         723         660
-----------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --          --    $  94.39
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          19
-----------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 107.58    $ 103.06    $  86.73
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --          --          --
-----------------------------------------------------------------------------------------------------

                                Appendix II: Condensed financial information B-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2001.

-----------------------------------------------------------------------------------------------------
                                              For the years ending December 31,
                                          1993       1994         1995         1996
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                               --     $ 100.95     $ 135.94     $ 164.12
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --            1           12           51
-----------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD
-----------------------------------------------------------------------------------------------------
  Unit value                               --     $  95.88     $ 113.44     $ 137.53
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --            1            7           18
-----------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INVESTORS GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
-----------------------------------------------------------------------------------------------------
  Unit value                               --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      --           --           --           --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                             1997        1998         1999         2000        2001
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 129.55     $ 103.41    $  80.71
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           1
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 106.78     $ 111.59    $ 107.86
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           2
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 101.64     $ 103.88    $ 100.43
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           1
-----------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $  57.18     $ 110.43     $  65.32    $  61.12
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            6           17          20
-----------------------------------------------------------------------------------------------------
 EQ EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                              $ 214.66    $ 271.24     $ 322.15     $ 287.40    $ 249.66
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           94         135          172          163         151
-----------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 106.57     $  92.84    $  76.01
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           1
-----------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --           --     $  99.98    $  85.41
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           2
-----------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 104.82     $ 105.28     $ 109.21    $ 112.05
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            3            5          17
-----------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD
-----------------------------------------------------------------------------------------------------
  Unit value                              $ 160.74    $ 150.42     $ 143.43     $ 129.28    $ 128.74
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           29          37           34           32          31
-----------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --           --     $  83.95    $  63.80
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --           5
-----------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $  97.34     $ 113.83    $ 132.22
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           3
-----------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --           --           --    $ 105.94
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --           --          13
-----------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 127.67     $ 149.82     $ 165.28    $ 172.07
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           3            6            9          15
-----------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 161.04     $ 275.93     $ 220.97    $ 143.76
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           5           33           59          66
-----------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 104.48     $ 102.37    $  84.85
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --           --            1           1
-----------------------------------------------------------------------------------------------------
 EQ/MFS RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 140.83     $ 171.06     $ 159.89    $ 123.32
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           4            8           11          14
-----------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 128.20     $ 124.76     $ 131.45    $ 120.85
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           1            2            3           6
-----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 137.09     $ 118.60    $  91.82
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            1            7          --
-----------------------------------------------------------------------------------------------------
 EQ/PUTNAM INVESTORS GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                    --          --     $ 122.57     $  99.44    $  74.11
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --            1            2          --
-----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
-----------------------------------------------------------------------------------------------------
  Unit value                                    --    $ 109.49     $ 142.46     $ 114.30    $  88.15
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           1            4            8          11
-----------------------------------------------------------------------------------------------------



B-2 Appendix II: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Additional Information About the MOMENTUM(SM) Program                        2
How We Deduct the MOMENTUM(SM) Quarterly Administrative Charge               3
Description of Contribution Sources for the MOMENTUM(SM) Program             4
Additional Loan Provisions                                                   4
Unit Values                                                                  5
Calculation of Annuity Payments                                              5
The Reorganization                                                           6
Custodian and Independent Accountants                                        6
EQ/Alliance Money Market Option Yield Information                            7
Other Yield Information                                                      7
Distribution of the Contracts                                                8
ERISA Information Statement                                                  8
Financial Statements                                                         9


HOW TO OBTAIN A MOMENTUM(SM) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-528-0204 or send this request form to:
     MOMENTUM(SM)
     P.O. Box 2919
     New York, NY 10116

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Please send me an MOMENTUM(SM) SAI dated May 1, 2002.


--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






888-1310